Prepaid Expenses and Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Assets

(4)Prepaid Expenses and other assets

Prepaid expenses and other assets consisted of the following (in thousands):

	March 31, 2025	December 31, 2024
Research and development	$—	$1,715
Collaboration receivable (Note 10)	—	2,864
Other receivables (a)	1,209	—
Deposits	845	925
Insurance	717	340
Other	130	72
	$2,901	$5,916
(a)	“Other receivables” primarily consisted of equipment sales, sales and use tax refunds, and research and development tax refunds.

(5)Prepaid Expenses and Other Assets

Prepaid expenses and other assets consisted of the following (in thousands):

	December 31,
	2024	2023
Research and development	$1,715	$278
Collaboration receivable	2,864	—
Insurance	340	402
Deposits	925	891
Other	72	1,295
	$5,916	$2,866